Quarterly Holdings Report
for
Fidelity® SAI U.S. Low Volatility Index Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV1-NPRT1-0324
1.9866138.108
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	7,857,131	138,992,647
Verizon Communications, Inc.	4,620,462	195,676,566
		334,669,213
Entertainment - 0.4%
Electronic Arts, Inc.	270,949	37,277,163
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	1,039,437	145,625,124
Media - 0.2%
Fox Corp. Class A	3,170	102,391
Omnicom Group, Inc.	217,141	19,625,204
		19,727,595
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	568,915	91,726,165
TOTAL COMMUNICATION SERVICES		629,025,260
CONSUMER DISCRETIONARY - 8.9%
Automobile Components - 0.1%
Gentex Corp. (b)	250,198	8,289,060
Broadline Retail - 1.2%
Amazon.com, Inc. (a)	718,274	111,476,125
Diversified Consumer Services - 0.1%
Service Corp. International (b)	165,800	11,128,496
Hotels, Restaurants & Leisure - 2.8%
Domino's Pizza, Inc.	37,833	16,125,181
McDonald's Corp.	800,949	234,453,791
Yum China Holdings, Inc. (b)	447,325	15,472,972
		266,051,944
Household Durables - 0.2%
Garmin Ltd.	168,333	20,114,110
Specialty Retail - 4.5%
AutoZone, Inc. (a)	19,954	55,115,542
O'Reilly Automotive, Inc. (a)	66,385	67,915,174
The Home Depot, Inc.	762,758	269,223,064
TJX Companies, Inc.	182,846	17,353,914
Tractor Supply Co.	117,302	26,346,029
		435,953,723
TOTAL CONSUMER DISCRETIONARY		853,013,458
CONSUMER STAPLES - 7.8%
Beverages - 1.5%
PepsiCo, Inc.	431,154	72,662,384
The Coca-Cola Co.	1,206,203	71,757,016
		144,419,400
Consumer Staples Distribution & Retail - 0.4%
Dollar General Corp.	241,067	31,837,719
Walmart, Inc.	50,638	8,367,930
		40,205,649
Food Products - 1.4%
Campbell Soup Co.	216,228	9,650,256
Flowers Foods, Inc. (b)	211,349	4,818,757
General Mills, Inc.	643,147	41,746,672
Hormel Foods Corp.	318,200	9,663,734
Kellanova	289,718	15,864,958
The Hershey Co.	164,698	31,875,651
The J.M. Smucker Co.	112,222	14,762,804
		128,382,832
Household Products - 4.5%
Church & Dwight Co., Inc.	261,505	26,111,274
Colgate-Palmolive Co.	908,578	76,502,268
Kimberly-Clark Corp.	371,683	44,962,493
Procter & Gamble Co.	1,682,895	264,450,120
The Clorox Co.	132,350	19,223,838
		431,249,993
TOTAL CONSUMER STAPLES		744,257,874
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Chesapeake Energy Corp. (b)	111,130	8,569,234
Chevron Corp.	754,826	111,283,997
Coterra Energy, Inc.	832,481	20,712,127
DT Midstream, Inc.	106,500	5,717,985
Kinder Morgan, Inc.	2,130,519	36,048,381
The Williams Companies, Inc.	1,336,911	46,337,335
		228,669,059
FINANCIALS - 11.7%
Banks - 0.3%
Commerce Bancshares, Inc. (b)	130,953	6,825,270
M&T Bank Corp.	140,760	19,438,956
Prosperity Bancshares, Inc.	100,935	6,450,756
		32,714,982
Capital Markets - 1.6%
Cboe Global Markets, Inc.	115,969	21,320,901
CME Group, Inc.	395,380	81,385,019
FactSet Research Systems, Inc.	41,924	19,952,470
Houlihan Lokey (b)	54,012	6,469,557
NASDAQ, Inc.	362,531	20,943,416
SEI Investments Co. (b)	108,463	6,859,200
		156,930,563
Financial Services - 3.3%
Jack Henry & Associates, Inc.	80,093	13,281,822
The Western Union Co. (b)	400,899	5,039,300
Visa, Inc. Class A	1,078,317	294,660,903
		312,982,025
Insurance - 6.5%
Arch Capital Group Ltd. (a)	398,710	32,865,665
Arthur J. Gallagher & Co.	236,853	54,987,792
Assurant, Inc.	58,275	9,787,286
Brown & Brown, Inc.	258,716	20,066,013
Chubb Ltd.	451,420	110,597,900
Erie Indemnity Co. Class A	27,413	9,480,238
Globe Life, Inc.	95,568	11,737,662
Hanover Insurance Group, Inc.	38,248	5,049,118
Hartford Financial Services Group, Inc.	332,132	28,882,199
Marsh & McLennan Companies, Inc.	529,640	102,665,418
Progressive Corp.	643,313	114,670,542
RLI Corp. (b)	43,406	5,919,276
Ryan Specialty Group Holdings, Inc. (a)(b)	110,070	4,768,232
Selective Insurance Group, Inc.	66,566	6,980,111
The Travelers Companies, Inc.	251,619	53,182,192
W.R. Berkley Corp.	223,595	18,307,959
Willis Towers Watson PLC	113,924	28,059,481
		618,007,084
TOTAL FINANCIALS		1,120,634,654
HEALTH CARE - 14.7%
Biotechnology - 1.4%
Amgen, Inc.	423,593	133,118,336
Health Care Equipment & Supplies - 1.5%
Medtronic PLC	1,374,534	120,326,706
ResMed, Inc.	129,027	24,540,935
		144,867,641
Health Care Providers & Services - 2.9%
Chemed Corp. (b)	16,570	9,822,530
UnitedHealth Group, Inc.	532,613	272,559,377
		282,381,907
Pharmaceuticals - 8.9%
Eli Lilly & Co.	479,243	309,404,073
Johnson & Johnson	1,703,345	270,661,521
Merck & Co., Inc.	2,246,463	271,327,801
		851,393,395
TOTAL HEALTH CARE		1,411,761,279
INDUSTRIALS - 9.0%
Aerospace & Defense - 3.1%
General Dynamics Corp.	249,074	66,002,119
Huntington Ingalls Industries, Inc.	43,817	11,345,098
L3Harris Technologies, Inc.	202,825	42,272,787
Lockheed Martin Corp.	246,330	105,776,565
Northrop Grumman Corp.	156,309	69,832,609
		295,229,178
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	127,964	10,760,493
Building Products - 0.2%
Lennox International, Inc. (b)	34,587	14,808,770
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	225,978	38,669,355
Rollins, Inc.	308,588	13,364,946
Waste Management, Inc.	405,115	75,201,497
		127,235,798
Construction & Engineering - 0.0%
MDU Resources Group, Inc.	223,809	4,366,514
Ground Transportation - 0.1%
Landstar System, Inc.	38,469	7,375,277
Machinery - 1.6%
Graco, Inc. (b)	185,732	15,842,940
IDEX Corp.	80,910	17,112,465
Nordson Corp.	57,624	14,505,113
Otis Worldwide Corp.	442,463	39,131,428
PACCAR, Inc.	559,464	56,164,591
Toro Co.	111,646	10,325,022
		153,081,559
Professional Services - 2.6%
Automatic Data Processing, Inc.	452,795	111,287,955
Booz Allen Hamilton Holding Corp. Class A	144,023	20,274,118
Exponent, Inc. (b)	55,886	4,928,586
FTI Consulting, Inc. (a)	37,400	7,166,214
Leidos Holdings, Inc.	146,849	16,222,409
Maximus, Inc.	66,805	5,419,222
Paychex, Inc.	343,491	41,813,159
Science Applications International Corp. (b)	57,803	7,379,131
Verisk Analytics, Inc.	155,011	37,439,807
		251,930,601
TOTAL INDUSTRIALS		864,788,190
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 3.0%
Cisco Systems, Inc.	4,239,578	212,742,024
Juniper Networks, Inc.	353,192	13,053,976
Motorola Solutions, Inc.	183,564	58,648,698
		284,444,698
Electronic Equipment, Instruments & Components - 0.3%
Badger Meter, Inc. (b)	32,222	4,639,646
Teledyne Technologies, Inc. (a)	51,738	21,650,801
		26,290,447
IT Services - 3.5%
Accenture PLC Class A	153,982	56,030,970
Akamai Technologies, Inc. (a)	167,056	20,586,311
Amdocs Ltd. (b)	132,154	12,115,879
Cognizant Technology Solutions Corp. Class A	555,067	42,806,767
IBM Corp.	1,001,243	183,888,289
VeriSign, Inc. (a)	98,614	19,612,352
		335,040,568
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	691,746	29,800,418
NVIDIA Corp.	137,500	84,599,625
Texas Instruments, Inc.	997,902	159,784,068
		274,184,111
Software - 12.2%
Aspen Technology, Inc. (a)(b)	31,174	5,985,096
Check Point Software Technologies Ltd. (a)	101,580	16,144,109
Dolby Laboratories, Inc. Class A	65,454	5,444,464
Microsoft Corp.	2,139,536	850,636,724
Oracle Corp.	1,730,206	193,264,010
Qualys, Inc. (a)	40,348	7,632,631
Roper Technologies, Inc.	117,281	62,979,897
SPS Commerce, Inc. (a)(b)	40,281	7,403,648
Tyler Technologies, Inc. (a)	46,246	19,550,497
		1,169,041,076
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	2,237,035	412,509,254
TOTAL INFORMATION TECHNOLOGY		2,501,510,154
MATERIALS - 3.9%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	237,801	60,808,094
Balchem Corp.	35,433	4,966,289
Linde PLC	524,154	212,193,264
		277,967,647
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	57,876	29,425,316
Vulcan Materials Co.	146,027	33,003,562
		62,428,878
Containers & Packaging - 0.4%
Aptargroup, Inc.	72,138	9,369,283
Packaging Corp. of America	96,280	15,970,926
Silgan Holdings, Inc. (b)	91,836	4,218,946
Sonoco Products Co. (b)	104,870	5,967,103
		35,526,258
TOTAL MATERIALS		375,922,783
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Agree Realty Corp.	105,805	6,307,036
American Homes 4 Rent Class A (b)	349,501	12,250,010
American Tower Corp.	512,330	100,237,365
Crown Castle, Inc.	476,636	51,595,847
CubeSmart	247,077	10,678,668
Digital Realty Trust, Inc.	214,146	30,078,947
Equinix, Inc.	102,833	85,327,738
Equity Lifestyle Properties, Inc.	204,727	13,857,971
Essex Property Trust, Inc.	9,415	2,196,237
Extra Space Storage, Inc.	232,205	33,539,690
Mid-America Apartment Communities, Inc.	26,651	3,368,153
Public Storage	173,921	49,252,688
Realty Income Corp.	152,886	8,315,470
Sun Communities, Inc.	136,743	17,140,735
		424,146,555
Real Estate Management & Development - 0.3%
CoStar Group, Inc. (a)	361,979	30,218,007
TOTAL REAL ESTATE		454,364,562
UTILITIES - 4.0%
Electric Utilities - 2.7%
Alliant Energy Corp.	277,751	13,515,364
American Electric Power Co., Inc.	566,206	44,243,337
Duke Energy Corp.	847,049	81,172,706
Evergy, Inc.	252,455	12,817,140
Eversource Energy	383,664	20,802,262
Exelon Corp.	1,027,321	35,761,044
IDACORP, Inc.	55,629	5,150,133
Pinnacle West Capital Corp.	121,250	8,354,125
Xcel Energy, Inc.	606,164	36,291,039
		258,107,150
Gas Utilities - 0.2%
Atmos Energy Corp.	163,168	18,591,362
Multi-Utilities - 1.1%
Ameren Corp.	288,776	20,090,146
CMS Energy Corp.	320,623	18,326,811
Consolidated Edison, Inc.	379,089	34,459,190
DTE Energy Co.	22,247	2,345,279
WEC Energy Group, Inc.	346,680	27,997,877
		103,219,303
Water Utilities - 0.0%
American Water Works Co., Inc.	20,407	2,530,876
TOTAL UTILITIES		382,448,691
TOTAL COMMON STOCKS (Cost $7,161,558,135)		9,566,395,964

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $697,837)	700,000	697,852

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	4,896,262	4,897,241
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	32,975,728	32,979,026
TOTAL MONEY MARKET FUNDS (Cost $37,876,267)		37,876,267

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $7,200,132,239)	9,604,970,083
NET OTHER ASSETS (LIABILITIES) - (0.3)% (g)	(25,541,371)
NET ASSETS - 100.0%	9,579,428,712

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Mar 2024	3,291,960	58,223	58,223
CME Micro E-mini S&P 500 Index Contracts (United States)	40	Mar 2024	9,741,000	265,818	265,818

TOTAL FUTURES CONTRACTS					324,041
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $697,852.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $205,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	123,759,473	118,862,232	50,682	-	-	4,897,241	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	51,820,121	67,404,695	86,245,790	4,761	-	-	32,979,026	0.1%
Total	51,820,121	191,164,168	205,108,022	55,443	-	-	37,876,267

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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